Condensed Financial Information of Registrant - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed financial information of registrant [line items]
Dividends	€ (94)	€ (118)
Aegon N.V [member]
Condensed financial information of registrant [line items]
Dividends	(702)	(120)
Aegon N.V [member] | Business combinations [member]
Condensed financial information of registrant [line items]
Dividends	1,400	1,800	€ 1,100
Capital contributions	€ 100	€ 1,100	€ 200